SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SUBSEQUENT EVENTS

10. SUBSEQUENT EVENTS

On October 15, 2012, we entered into an Exchange Agreement (the “Exchange Agreement”) with Magna Group LLC (“Magna”), pursuant to which we agreed to issue to Magna convertible notes (the “Magna Notes”), in the aggregate principal amount of up to $4.6 million, in exchange for an equal amount of participation interests in our Venture Loan with Compass Horizon Funding Company, LLC (“Horizon”) to be acquired by Magna. Pursuant to a participation purchase agreement dated as of October 15, 2012, Magna agreed to acquire, in tranches through on or around February 15, 2013, participation interests in the Venture Loan from Horizon up to the maximum amount of the principal outstanding, together with accrued interest and fees. As of November 9, 2012, we have issued approximately 2.1 million shares under the Exchange Agreement.

On October 15, 2012, we entered into a Note Purchase Agreement (the “Hanover Purchase Agreement”) with Hanover Holding I, LLC (“Hanover”), pursuant to which Hanover agreed to purchase from the Company, and we agreed to sell to Hanover (subject to the terms and conditions set forth therein), an aggregate of $0.8 million of convertible promissory notes (the “Hanover Notes”). Subject to the terms and conditions set forth in the Hanover Purchase Agreement, the Hanover Notes will be sold in tranches of $0.1 million through February 15, 2013.

On October 31, 2012, we received notice that NASDAQ has granted us an additional 180 days (until April 29, 2013) to regain compliance with NASDAQ’s $1.00 minimum bid price rule under NASDAQ Marketplace Listing Rule 5810(c)(3)(A).

As of November 9, 2012, we have issued 3.3 million shares since September 30, 2012 in connection with the settlement of our outstanding accounts payable balances.

11. SUBSEQUENT EVENTS We have evaluated subsequent events pursuant to ASC Topic 855 and note that there are no events to disclose.